Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,077,970.90

Principal:
Principal Collections	$33,566,846.96
Prepayments in Full	$35,529,469.38
Liquidation Proceeds	$140,448.71
Recoveries	$0.00
Sub Total	$69,236,765.05
Collections	$75,314,735.95

Purchase Amounts:
Purchase Amounts Related to Principal	$318,259.20
Purchase Amounts Related to Interest	$1,090.57
Sub Total	$319,349.77

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$75,634,085.72

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$75,634,085.72
Servicing Fee	$1,300,411.75	$1,300,411.75	$0.00	$0.00	$74,333,673.97
Interest - Class A-1 Notes	$70,601.70	$70,601.70	$0.00	$0.00	$74,263,072.27
Interest - Class A-2 Notes	$194,893.33	$194,893.33	$0.00	$0.00	$74,068,178.94
Interest - Class A-3 Notes	$242,633.33	$242,633.33	$0.00	$0.00	$73,825,545.61
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$73,737,822.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$73,737,822.69
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$73,687,710.61
Second Priority Principal Payment	$29,328,608.12	$29,328,608.12	$0.00	$0.00	$44,359,102.49
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$44,314,641.41
Third Priority Principal Payment	$31,570,000.00	$31,570,000.00	$0.00	$0.00	$12,744,641.41
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$12,680,712.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,680,712.16
Regular Principal Payment	$222,117,613.74	$12,680,712.16	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$75,634,085.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$29,328,608.12
Third Priority Principal Payment					$31,570,000.00
Regular Principal Payment					$12,680,712.16
Total					$73,579,320.28
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$73,579,320.28	$200.65	$70,601.70	$0.19	$73,649,921.98	$200.84
Class A-2 Notes	$0.00	$0.00	$194,893.33	$0.39	$194,893.33	$0.39
Class A-3 Notes	$0.00	$0.00	$242,633.33	$0.48	$242,633.33	$0.48
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$73,579,320.28	$45.70	$754,353.69	$0.47	$74,333,673.97	$46.17

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$283,016,221.86	0.7717923	$209,436,901.58	0.5711396
Class A-2 Notes	$497,600,000.00	1.0000000	$497,600,000.00	1.0000000
Class A-3 Notes	$502,000,000.00	1.0000000	$502,000,000.00	1.0000000
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,526,356,221.86	0.9480238	$1,452,776,901.58	0.9023235

Pool Information
Weighted Average APR	4.536%	4.520%
Weighted Average Remaining Term	55.34	54.52
Number of Receivables Outstanding	72,602	69,473
Pool Balance	$1,560,494,096.71	$1,490,895,846.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,501,379,401.11	$1,433,887,613.74
Pool Factor	0.9516750	0.9092301

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$22,363,437.70
Yield Supplement Overcollateralization Amount	$57,008,233.00
Targeted Overcollateralization Amount	$71,172,999.24
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$38,118,945.16

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	August 2012
Payment Date	9/17/2012
Transaction Month	2

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		223	$43,225.72
(Recoveries)		0	$0.00
Net Losses for Current Collection Period			$43,225.72
Cumulative Net Losses Last Collection Period			$490.68
Cumulative Net Losses for all Collection Periods			$43,716.40

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.03%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.68%	458	$10,156,006.46
61-90 Days Delinquent	0.04%	29	$606,521.32
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.72%	487	$10,762,527.78

Repossession Inventory:
Repossessed in the Current Collection Period		29	$738,832.56
Total Repossessed Inventory		27	$738,832.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0004%
Current Collection Period			0.0340%
Three Month Average			0.0000%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			N/A
Preceding Collection Period			0.0083%
Current Collection Period			0.0417%
Three Month Average			0.0000%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer